UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05291
College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street Boston, MA 02110
(Address of principal executive offices) (Zip code)
Laura S Cawley
U.S. Bank Corporate Trust Services
One Federal Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 603-6452
Date of fiscal year end: November 30
Date of reporting period: December 1, 2010 — May 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.
College and University
Facility Loan Trust One
Financial Statements
As of and for the Period Ended May 31, 2011

College and University
Facility Loan Trust One
Statement of Assets and Liabilities

May 31,	2011

Assets:
Investments, at amortized cost, net of allowance for loan losses of $454,000 (Notes 1, 2, 6, 7 and 8)	$19,064,595
Cash	50,000
Interest receivable	405,254
Deferred bond issuance costs (Note 2)	36,630
Prepaid expenses	17,982

Total assets	19,574,461

Liabilities:

Bonds payable (Notes 3 and 8)	8,409,034
Bond interest payable (Note 3)	443,577
Accrued expenses and other liabilities	166,019
Distributions payable to Class B certificateholders (Note 5)	872,228

Total liabilities	9,890,858

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding — 1,001,643 certificates (Note 5)	1,001,643
Distributions in excess of tax earnings (Note 2)	(834,039)
Additional paid-in capital	9,515,999

Net assets	$9,683,603

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$9.67

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statement of Operations

Six months ended May 31,	2011

Investment income:
Interest income	$1,134,401

Expenses:
Interest expense (Note 3)	454,612
Servicer fees (Note 4)	4,782
Trustee fees (Note 4)	36,393
Other trust and bond administration expenses	146,425

Total expenses	642,212

Net investment income	492,189

Decrease in provision for loan losses (Note 6)	—

Net increase in net assets resulting from operations	$492,189

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statement of Cash Flows

Six months ended May 31,	2011

Cash flows from operating activities:
Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$492,189
Decrease in loan principal balance	2,092,621
Amortization of purchase discount on Loans	(657,122)
Decrease in investment agreements	(3,932)
Decrease in interest receivable	63,302
Increase in prepaid expenses	(17,982)
Amortization of deferred bond issuance costs	11,035
Decrease in Bond interest payable	(67,542)
Increase in payable to Trustees	14,271
Increase in accrued expenses and other liabilities	1,823

Net cash provided by operating activities	$1,928,663

Cash flows from financing activities:
Principal repayments on Bonds	(1,280,429)
Distributions to Class B certificateholders	(648,234)

Net cash used in financing activities	(1,928,663)

Net decrease in cash	—

Cash, beginning of year	50,000

Cash, end of year	$50,000

Supplemental cash flow information cash paid for interest on bonds	$511,119

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2011	2010

From operations:
Net investment income	$492,189	$701,303
Decrease in provision for loan losses	—	126,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	492,189	827,303

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(872,228)	(789,468)

Net increase (decrease) in net assets	(380,039)	37,835

Net assets:
Beginning of year	10,063,642	10,025,807

End of year	$9,683,603	$10,063,642

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Financial Highlights

	Six Months
	Ended
	May 31,	Years Ended November 30,
	2011	2010		2009		2008		2007		2006
	(Unaudited)	(Audited)
Net asset value, beginning of period	$10.05	$10.01		$10.34		$10.45		$10.52		$10.86

Net investment income	.49	.70		.70		.50		.84		.66

(Increase) decrease in provision for loan losses	—	.13		(.12)		—		.10		.10

Distributions to Class B certificateholders from tax return of capital	(.87)	(.79)		(.91)		(.61)		(1.01)		(1.10)

Net asset value, end of period	$9.67	$10.05		$10.01		$10.34		$10.45		$10.52

Total investment return (a)	N/A	N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$9,683,603	$10,063,642		$10,025,807		$10,354,920		$10,470,620		$10,540,720

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	13.01% (c)	14.82	%(b)	17.35	% (b)	21.08	% (b)	23.47	% (b)	26.24	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	4.98%	6.98%		5.89%		4.79%		8.00%		6.20%

Number of Class B certificates outstanding, end of period	1,001,643	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “Portfolio turnover” would have been 0% for all periods presented.

(b)	Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.80%(c), 3.65%, 3.40%, 4.60%, 4.28% and 4.24% in 2011, 2010, 2009, 2008, 2007 and 2006, respectively.

(c)	Annualized.
The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
1.	Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount (at maturity) of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of loans made to college and university facilities (the “Loans”) and certain other funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York Mellon, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
1.	Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

2.	Summary of Significant Accounting Policies

(a) College and University Facility Loans

The Loans were purchased by the Trust at amounts below the par value of the Loans. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans were recorded at the discounted value below par and are being accounted for under the amortized cost method of accounting, net of any allowance for loan losses. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. Upon a Loan prepayment, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2011 was approximately $3,584,000. For the six months ended May 31, 2011 the trust recognized approximately $622,000 of interest income related to the amortization of the purchase discount. As a result of prepayments of Loans during the six months ended May 31, 2011, additional interest income of approximately $266,000 was recognized in the statement of operations.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(a) College and University Facility Loans (Continued)

Accounting Standard Codification (“ASC”) Topic 820 Fair Value Measurements and Disclosures (“ASC 820”), requires that the Loans be accounted for at fair value. However, management believes that the amortized cost method of accounting, net of any allowance for loan losses, best serves the informational needs of the users of the Trust’s financial statements.

The Trust records an allowance for loan losses based on the Trust’s evaluation of collectability of the Loans within the portfolio. The Loans are classified into three separate pools based on risk and collection performance. The pools are then assigned a reserve percentage based on risk and other factors and a reserve is systematically calculated for the pools:

(1) General — Loans are performing on a timely basis and where there is no information that leads the Trust to reclassify to a different risk pool.

(2) Substandard — Loans are generally classified into this category resulting from either historical collection issues or administrative issues with receiving collection that have been on-going. Loans in this pool are not considered uncollectible but due to collection issues, a higher reserve percentage is applied due to the risk profile of this pool.

(3) Doubtful — A Loan is considered doubtful when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the Loan agreement. Loans in this category are generally assigned a 100% reserve unless facts and circumstances provide evidence that some level of collectability exists. At May 31, 2011, there were no recorded investments in Loans that are considered to be doubtful.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(a) College and University Facility Loans (Continued)

As credit quality for an individual Loan changes, the Loan would be evaluated for reclassification to a different risk pool as described above. Risk ratings to the existing pools may be adjusted based on qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions. There are inherent uncertainties with respect to the final outcome of Loans and as such, actual losses may differ from the amounts reflected in the financial statements and could be material.

(b) Interest Income

The Trust records interest on the Loans as earned. The Loans generally require interest payments on a semiannual basis with rates of interest ranging from 3% to 3.63%. The Trust recognizes purchase discount as interest income on the effective interest method.

The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. Due to the nature of the loan investments in the Trust, there are instances where payment of the loans and related interest may not be received by the Trust due to documentation issues that require time for the Trust to resolve. In those circumstances, where the past due loan is greater than 180 days but the Trust has concluded it is not a credit issue, the accrual of interest or the accretion of interest discount may continue to be recorded as the Trust believes these amounts to be collectable. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2011, no Loans have been placed on nonaccrual status.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(c) Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full. Please see Note 8 for discussion of fair value measurement of these investments.

ASC 820 requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

(d) Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

As of May 31, 2011, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(e) Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the Bonds as discussed in Note 3.

(f) Presentation of Capital Distributions

Capital distributions are accounted for in accordance with FASB ASC Topic 946 Investment Company, (“ASC 946”). ASC 946 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2010, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2011; however, the amount cannot be reasonably estimated at May 31, 2011.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions and differences could be material.

(h) Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand and does not include any short-term investments.

(i) Risk Factors

The Trust’s investments are subject to the following:

Market Risk

Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(i) Risk Factors (continued)

Credit Risk

The Trust is subject to credit risk if the counterparties failed to perform pursuant to the terms of their agreements with the Trust. The Trust’s investments are held in escrow by The Bank of New York Mellon, National Association, (the “Trustee”). The Trustee has custody of the Trust’s investments. The Trust is subject to counterparty risk to the extent that the Trustee may be unable to fulfill its obligations to the Trust.

Loan payments made to the Trust are received and processed by a third party servicer. The Trust is subject to counterparty risk to the extent that the servicer may be unable to fulfill its obligations to the Trust.

Prepayment Risk

Most of the Loans held by the Trust allow for prepayment of principal without penalty. As such, the Trust is subject to prepayment risk, which could negatively impact future earnings.

(j) Indemnification

Under the Trust’s organizational documents, its Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and certificateholders’ are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
2.	Summary of Significant Accounting Policies (Continued)

(k) Recent Accounting Pronouncements

In July 2010, the FASB issued Accounting Standards Update No. 2010-20 which amends Receivables (Topic 310) (“ASU No. 2010-20”). ASU No. 2010-20 is intended to provide additional information to assist financial statement users in assessing an entity’s risk exposures and evaluating the adequacy of its allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The adoption of ASU No. 2010-20 did not have a significant impact on the financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. This ASU represents the converged guidance of U.S. GAAP and IFRS on the consistent meaning of the term “fair value” and requirements for fair value measurements and disclosures. The amendments to this ASU are to be applied prospectively, and are effective for annual periods beginning after December 15, 2011.

3.	Bonds The Bonds outstanding at May 31, 2011 consist of the following:

			Principal
	Interest	Stated	Amount
Type	Rate	Maturity	(000’s)

Term	10.55%	December 1, 2014	$8,409
The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.
On June 1, 2011, the Trust made the mandatory redemption of $1,381,827 on the Bonds. The average amount of bond principal outstanding for the period ended May 31, 2011 was approximately $9,730,000.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
3.	Bonds (Continued)
The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2011, are as follows:

Amount
Fiscal Year	(000’s)
|
2011	$1,382
2012	2,359
2013	2,121
2014	1,767
2015	780

Total	$8,409

The Bonds are not subject to optional redemption by either the Trust or the bondholders.
In the event the Trust realizes negative cash flows, reserves held in the liquidity and reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. See Note 8 for balances in the respective funds.
The cash flows from the June 1, 2011 bond payment date were sufficient to satisfy the maximum reserve fund requirement of $3,771,167, as required by the Indenture.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
4.	Administrative Agreements

(a) Servicer

As compensation for the services provided under the servicing agreement, Berkadia Commercial Mortgage LLC (“Servicer”), formerly Capmark Finance, Inc. receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2011, this fee totaled $4,782 Additionally, per the servicing agreement, the Servicer shall be reimbursed for certain expenditures incurred related to inspection of mortgaged property. For the six months ended May 31, 2011, the Servicer was reimbursed $0.

(b) Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:
•	The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee earned fees of $8,518 and $9,464, respectively, in accordance with the Declaration of Trust agreement, for the six months ended May 31, 2011. In addition, the Owner Trustee incurred $16,054 of out-of-pocket expenses.

•	The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs. For the six months ended May 31, 2011, total Bond Trustee fees and related expenses amounted to $2,356.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
5.	Certificates

The holders of the Class B certificates may receive semi-annual distributions declared in May and November of each year, calculated in accordance with the Trust Indenture, from amounts collected by the Trust, on a pro rata basis. While the Bonds remain outstanding, the distributions are paid on the second business day in each June and December and, after the Bonds are paid in full, on the first business day of each month. The certificate holders of the Class B Certificates are entitled to one vote per certificate. At May 31, 2011, the distributions declared on May 20, 2011, of $872,228, which was paid on June 1, 2011, was recorded as distributions payable.

6.	Allowance for Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2011 is summarized as follows:

Balance, beginning of year	$454,000
Decrease in provision for loan losses	—
Charge-offs	—

Balance, end of year	$454,000

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
7.	Loans Scheduled principal and interest payments on the Loans as of May 31, 2011 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2011	$1,330	$297	$1,627
2012	2,139	356	2,495
2013	1,805	294	2,099
2014	2,840	232	3,072
2015	1,348	148	1,496
Thereafter	3,936	298	4,234

Total	$13,398	$1,625	$15,023

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.
The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2011.

		Amortized	%of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	24	$6,669	68%
Loans not secured by a first mortgage	14	3,145	32%

Total Loans	38	$9,814	100.0%

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
7. Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	13	$3,743	38.1%
Private	25	6,071	61.9%

Total Loans	38	$9,814	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.
The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
8.	Fair Value of Financial Instruments

ASC Topic 825, Financial Instruments (“ASC 825”) requires that entities disclose the estimated fair value for financial instruments, where they are accounted for on a basis other than Fair Value. ASC 825 allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its Loans and Bonds, using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans (excluding any potential prepayments as it is not possible to estimate such prepayments), and scheduled payments on the Bonds.

The fair values of the long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investments. This market rate adjustment is calculated using the net present value of the difference between future interest income to the Trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon Fannie Mae bond rates at May 31, 2011, with similar maturity dates to the investment agreements.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2011
8. Fair Value of Financial Instruments (Continued)
The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2011 is as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$9,360	*	$13,420
Investment Agreements:
Revenue Fund	7,105		7,450
Liquidity Fund	2,600		3,279

	$19,605		$24,149

Bonds payable	$8,409		$9,901

*	Net of allowance for loan losses of $454,000.
9.	Subsequent Events

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Except for the subsequent distributions disclosed in Notes 3 and 5, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to these financial statements.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
May 31, 2011
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (97%)
	—— ALABAMA —
$1,036	University of Alabama	3.00%	05/01/2021	12.27%	$706
154	University of Montevallo	3.00	05/01/2023	12.3	97
	—— CALIFORNIA —
353	Azusa Pacific University	3.00	04/01/2017	12.96	269
140	Monterey Peninsula College	3.00	10/01/2018	11.95	101
230	San Diego State University	3.00	11/01/2021	11.93	153
470	San Francisco State University	3.00	11/01/2021	11.93	310
	—— INDIANA —
60	Taylor University	3.00	10/01/2010	12.45	59
	—— MARYLAND —
530	Western Maryland College	3.00	11/01/2016	12.44	409
	—— MASSACHUSETTS —
124	Atlantic Union College	3.00	11/01/2023	12.68	74
523	Boston University	3.00	12/31/2022	11.87	327
	—— MICHIGAN —
470	Albion College	3.00	10/01/2015	12.51	377
1,790	Finlandia University	3.50	08/01/2014	12.70	1,154
	—— MINNESOTA —
560	Augsburg College	3.00	04/01/2016	12.95	447
260	College of St. Thomas	3.00	04/01/2017	12.95	199
	—— MISSISSIPPI —
20	Mississippi Valley State	3.00	07/01/2008	11.89	20	(D)
	—— NEBRASKA —
33	University of Nebraska	3.00	07/01/2013	10.59	30
	—— NEW HAMPSHIRE —
86	New England College	3.625	10/01/2013	12.37	77
515	New England College	3.00	04/01/2019	12.96	363
	—— NEW JERSEY —
59	Fairleigh Dickinson University	3.00	11/01/2020	12.09	40
	—— NEW YORK —
245	Long Island University	3.00	06/01/2016	12.34	187
606	Sarah Lawrence College	3.00	11/01/2021	12.64	394
	—— NORTH CAROLINA —
50	Montreat-Anderson College	3.00	12/01/2019	12.19	33
	—— OHIO —
665	Case Western Reserve University	3.00	04/01/2016	10.54	539
27	University of Steubenville	3.375	04/01/2012	12.88	25
129	University of Steubenville	3.00	04/01/2017	12.96	94
The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
May 31, 2011
(Dollar Amounts in Thousands)
(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
		—— PENNSYLVANIA —
$249		Carnegie — Mellon University	3.00%	11/01/2017		10.45%	$197
245		Harcum Junior College	3.00	11/01/2015		12.44	197
33		Swarthmore College	3.00	05/01/2014		12.30	28
128		Temple University	3.375	11/01/2014		11.99	111
		—— RHODE ISLAND —
166		Community College of Rhode Island	3.00	04/01/2018		12.10	123
		—— SOUTH CAROLINA —
375		College of Charleston	3.00	07/01/2016		12.02	291
228		Morris College	3.00	11/01/2013		12.42	199
		—— TEXAS —
33		St. Edward’s University	3.625	04/01/2013		12.80	29
123		Texas Tech University	3.625	03/01/2013		10.80	110
355		Texas Tech University	3.375-3.50	03/01/2012		10.83	328
		—— VERMONT —
450		Middlebury College	3.00	04/01/2018		12.87	324
1,373		University of Vermont	3.00	10/01/2019		12.19	953
		—— VIRGINIA —
505		Old Dominion University	3.00	06/01/2013		11.70	440

13,398	(B)	TOTAL COLLEGE & UNIVERSITY LOANS					9,814

		Allowance for Loan Losses					(454)

		Net Loans of the Trust					9,360

		INVESTMENT AGREEMENTS (100%)
2,600		FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,600
7,104		FNMA #786 Revenue Fund	5.00	12/01/2014	(C)	5.00	7,104

9,704		Total Investment Agreements					9,704

$23,102		Total Investments (100%)					19,064

		OTHER ASSETS, LESS LIABILITIES (-97%)					(9,380)

		NET ASSETS (100%)					$9,684

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	The tax basis in the Loans is approximately $13,398

(C)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full (Note 2)

(D)	The amortized cost on this loan is equal to the outstanding pricipal as the final loan payment is delinquent (Note 2)
The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $110,500
Fiscal year ended 2009 — $114,000
(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $0
Fiscal year ended 2009 — $0
(c) Tax Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $0
Fiscal year ended 2009 — $0
(d) All Other Fees billed to the registrant for the two most recent fiscal years:
Fiscal year ended 2010 — $60,000
—$44,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.
—$12,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.
—$4,000 out of pocket expenses.
Fiscal year ended 2009 — $62,400
—$44,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.
—$12,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.
—$6,400 out of pocket expenses.

(e)
(1) Audit Committee Policies regarding Pre-approval of Services.
Not applicable to the registrant.
(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
Not applicable to the registrant.
(f) Not applicable to the registrant.
(g) Not applicable to the registrant.
(h) Not applicable to the registrant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.
ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
(1) Code of ethics or amendments: not applicable to the registrant.
(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
(3) Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage is attached.
(4) Report on Compliance with Minimum Master Servicing Standards is attached.
(5) Report on Compliance with Minimum Special Servicing Standards is attached.
(6) Berkadia Commercial Mortgage reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.
(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust One
By (Signature and Title) /s/ Laura S Cawley, Vice President
Date August 5, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ Bryan Calder, Executive Vice President
Date August 5, 2011